Share-Based Compensation Plans - Schedule of Number of Stock Options Outstanding and their Weighted Average Exercise Price (Details)	9 Months Ended
Sep. 30, 2025 $ / shares shares
Performance Vesting Option Plans [Member]
Schedule of Number of Stock Options Outstanding and their Weighted Average Exercise Price [Line Items]
Weighted average exercise price Outstanding, Beginning Balance	$ 13.35
Weighted average exercise price, Forfeited	11.89
Weighted average exercise price, Exercised	13.38
Weighted average exercise price Outstanding, Ending Balance	$ 13.38
Historic Plan [Member] | Time Vesting Option Plans [Member]
Schedule of Number of Stock Options Outstanding and their Weighted Average Exercise Price [Line Items]
Number of options Outstanding, Beginning Balance (in Shares) | shares	52,628
Weighted average exercise price Outstanding, Beginning Balance	$ 70.83
Number of options, Forfeited
Weighted average exercise price, Forfeited
Number of options, Exercised
Weighted average exercise price, Exercised
Number of options Outstanding, Ending Balance (in Shares) | shares	52,628
Weighted average exercise price Outstanding, Ending Balance	$ 70.83
Omnibus Plan [Member] | Performance Vesting Option Plans [Member]
Schedule of Number of Stock Options Outstanding and their Weighted Average Exercise Price [Line Items]
Number of options Outstanding, Beginning Balance (in Shares) | shares	773,178
Number of options, Forfeited	(15,684)
Number of options, Exercised	(22,884)
Number of options Outstanding, Ending Balance (in Shares) | shares	734,610